Maturity analysis of assets and liabilities	12 Months Ended
Dec. 31, 2024
Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Maturity analysis of assets and liabilities

Note 24

Maturity analysis of assets and liabilities
a) Maturity analysis of carrying amounts of assets and

liabilities
The table

below provides

an analysis

of carrying

amounts of

balance sheet

assets and

liabilities, as

well as

off-balance
sheet

exposures

by

residual

contractual

maturity

as

of

the

reporting

date.

The

residual

contractual

maturity

of

assets
includes the effect

of callable features.

The residual contractual

maturity of liabilities and

off-balance sheet exposures

is
based on the earliest date on which a third party

could require UBS to pay.
Derivative financial instruments

and financial assets

and liabilities at

fair value held for

trading are presented

in the
Due
within 1 month

column;

however, the respective contractual maturities may extend

over significantly longer periods.
Assets held to hedge unit-linked investment contracts

(presented within
Financial assets at fair value not

held for trading
)
are

presented

in

the
Due within

1

month

column,

consistent

with

the

maturity

assigned

to

the

related

amounts

due
under unit-linked investment contracts (presented within Other financial liabilities designated at fair value ).
Other financial assets

and liabilities with

no contractual maturity, such

as equity securities,

are presented in

the
Perpetual /
Not applicable

column. Undated or

perpetual instruments are

classified based on the

contractual notice period

that the
counterparty

of the

instrument

is entitled

to

give.

Where

there

is no

contractual

notice

period,

undated

or perpetual
contracts are presented in the
Perpetual / Not applicable

column.
Non-financial assets

and liabilities

with no

contractual maturity

are generally

included in

the
Perpetual /

Not applicable
column.

31.12.24
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 556.1 50.6 69.9 115.7 128.9 122.2 1,043.3
Amounts due from banks 17.1 0.8 0.6 0.0 0.2 0.1 18.9
Loans and advances to customers 162.6 33.4 61.5 108.5 110.9 103.1 580.0
Other financial assets measured at amortized cost 9.5 0.9 5.2 6.6 17.6 18.9 58.8
Total financial assets measured at fair value through profit or loss 412.2 6.5 14.2 13.5 12.7 2.3 4.5 465.9
Financial assets at fair value not held for trading 41.7 6.5 14.2 13.5 12.7 2.3 4.5 95.5
Financial assets measured at fair value through other
comprehensive income 0.5 0.8 0.9 0.0 0.0 0.0 2.2
Total non-financial assets 13.4 0.3 0.6 0.0 2.5 1.1 35.8 53.6
Total assets 982.1 58.1 85.6 129.2 144.1 125.6 40.3 1,565.0
Liabilities
Total financial liabilities measured at amortized cost 687.1 79.9 88.1 45.9 75.1 64.3 14.3 1,054.7
Customer deposits 608.1 65.4 51.2 8.9 11.8 0.3 745.8
Debt issued measured at amortized cost 9.8 9.8 32.7 32.4 54.0 61.2 14.3 214.2 of which: non-subordinated 9.8 9.8 32.4 32.1 53.9 61.2 199.2 of which: subordinated 0.3 0.3 0.1 14.3 15.0
Total financial liabilities measured at fair value through
profit or loss
1
299.7 11.9 27.7 26.7 13.1 22.4 401.5
Debt issued designated at fair value 12.0 11.4 26.3 25.1 11.6 21.6 107.9
Total non-financial liabilities 15.0 4.4 0.1 0.2 0.4 0.4 2.6 23.2
Total liabilities

1,001.8 96.3 115.9 72.9 88.6 87.1 16.9 1,479.5
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 78.7 0.5 0.4 0.0 79.6
Guarantees

40.7 40.7
Forward starting reverse repurchase and securities borrowing agreements 24.9 24.9
Irrevocable committed prolongation of existing loans 2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8

31.12.23
3
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 645.6 57.7 88.3 125.6 136.8 135.5 1,189.5
Amounts due from banks 18.7 1.1 0.8 0.0 0.3 0.2 21.1
Loans and advances to customers 177.8 34.0 77.5 118.5 116.6 115.3 639.7
Other financial assets measured at amortized cost 12.2 1.8 5.2 6.3 19.8 20.0 65.5
Total financial assets measured at fair value through profit or loss 417.6 12.2 9.9 8.4 12.6 5.3 4.8 470.8
Financial assets at fair value not held for trading 50.8 12.2 9.9 8.4 12.6 5.3 4.8 104.0
Financial assets measured at fair value through other
comprehensive income 0.1 1.1 1.0 0.1 0.0 0.0 2.2
Total non-financial assets 12.3 0.2 1.3 1.2 1.1 38.4 54.5
Total assets 1,075.6 71.0 99.3 135.3 150.6 142.0 43.2 1,716.9
Liabilities
Total financial liabilities measured at amortized cost 748.7 97.0 115.1 49.8 88.7 66.4 12.0 1,177.6
Customer deposits 618.2 76.5 72.7 15.9 8.4 0.3 792.0
Debt issued measured at amortized cost 10.1 14.7 34.3 31.1 73.2 62.5 12.0 237.8 of which: non-subordinated 7.6 14.7 31.8 30.8 72.8 62.5 220.2 of which: subordinated 2.5 2.5 0.3 0.3 0.0 12.0 17.6
Total financial liabilities measured at fair value through
profit or loss
1
308.3 14.0 30.0 31.2 18.0 25.2 426.6
Debt issued designated at fair value 17.0 13.8 28.8 28.8 15.9 24.0 128.3
Total non-financial liabilities 17.9 4.5 0.2 0.3 0.7 0.4 2.5 26.5
Total liabilities

1,074.9 115.6 145.3 81.3 107.4 91.9 14.5 1,630.8
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 90.7 0.5 0.4 0.0 0.0 91.6
Guarantees

46.3 46.3
Forward starting reverse repurchase and securities borrowing agreements 18.4 18.4
Irrevocable committed prolongation of existing loans 2.5 0.8 1.3 0.0 0.0 4.6
Total 157.9 1.4 1.8 0.0 0.0 161.0
1 As of 31 December 2024 and 31

December 2023, the contractual redemption

amount at maturity of debt issued designated

at fair value through profit

or loss and other financial liabilities designated

at fair value
through profit or loss

was not materially

different from the carrying

amount.

2 The notional

amounts associated with

derivative loan commitments,

as well as

forward starting repurchase

and reverse repurchase
agreements, measured at

fair value through

profit or loss

are presented together

with notional amounts

related to derivative

instruments and have

been excluded from

the table above.

Refer to Note

11 for more
information.

3 Comparative-period information has been revised. Refer to Note 2 for more information.

b) Maturity analysis of financial liabilities on an undiscounted basis
The table below provides

an analysis of financial

liabilities on an undiscounted

basis, including all

cash flows relating

to
principal and

future interest

payments. The

residual contractual

maturities for

non-derivative and

non-trading financial
liabilities are

based on

the earliest

date on

which UBS

could be

contractually required

to pay.

Derivative positions

and
trading liabilities,

predominantly made

up of short

sale transactions,

are presented

in the
Due within 1

month

column
,
as this provides a conservative reflection of the nature of these trading activities. The residual contractual maturities may
extend over significantly longer periods.

31.12.24
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 13.5 3.1 3.1 1.5 2.8 24.1
Payables from securities financing transactions 5.4 1.5 0.7 2.8 5.0 15.5
Cash collateral payables on derivative instruments 35.5 35.5
Customer deposits 608.7 66.4 53.7 9.9 13.9 0.3 753.0
Debt issued measured at amortized cost
2
10.4 11.6 36.9 38.3 67.6 74.9 14.8 254.5
Other financial liabilities measured at amortized cost 10.0 0.1 0.8 1.0 2.7 3.1 17.7 of which: lease liabilities
0.1 0.1 0.6 0.8 1.8 2.0 5.3
Total financial liabilities measured at amortized cost 683.5 82.8 95.3 53.4 92.1 78.3 14.8 1,100.3
Financial liabilities at fair value held for trading
3,4
35.2 35.2
Derivative financial instruments
3,5
180.6 180.6
Brokerage payables designated at fair value 49.0 49.0
Debt issued designated at fair value
6
12.1 11.7 28.1 27.8 12.7 38.4 130.8
Other financial liabilities designated at fair value 22.6 0.5 1.4 1.7 1.6 1.2 28.9
Total financial liabilities measured at fair value through
profit or loss 299.5 12.2 29.6 29.5 14.3 39.6 424.7
Total 983.0 95.0 124.9 82.9 106.4 117.9 14.8 1,524.9
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
78.7 0.5 0.4 0.0 79.6
Guarantees 40.7 40.7
Forward starting reverse repurchase and securities
borrowing agreements
7
24.9 24.9
Irrevocable committed prolongation of existing loans 2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 60.2 2.7 4.2 0.3 4.4 0.0 71.7
Payables from securities financing transactions 5.0 3.2 3.7 2.0 0.9 0.0 14.8
Cash collateral payables on derivative instruments 41.6 41.6
Customer deposits 619.5 77.6 75.4 17.6 9.9 0.3 800.4
Debt issued measured at amortized cost
2
10.7 16.4 38.8 37.4 87.8 75.6 12.4 279.3
Other financial liabilities measured at amortized cost 7.7 0.2 0.9 1.2 3.3 4.2 17.4 of which: lease liabilities
0.1 0.1 0.8 0.9 2.1 2.5 6.5
Total financial liabilities measured at amortized cost 744.7 100.2 123.1 58.5 106.3 80.0 12.4 1,225.2
Financial liabilities at fair value held for trading
3,4
34.2 34.2
Derivative financial instruments
3,5
192.2 192.2
Brokerage payables designated at fair value 42.5 42.5
Debt issued designated at fair value
6
17.1 14.3 30.1 32.1 17.4 38.7 149.8
Other financial liabilities designated at fair value 22.2 0.2 1.2 2.3 2.1 1.6 29.7
Total financial liabilities measured at fair value through
profit or loss 308.2 14.6 31.3 34.5 19.5 40.3 448.3
Total 1,052.9 114.8 154.3 93.0 125.7 120.4 12.4 1,673.5
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
90.7 0.5 0.4 0.0 0.0 91.6
Guarantees 46.3 46.3
Forward starting reverse repurchase and securities
borrowing agreements
7
18.4 18.4
Irrevocable committed prolongation of existing loans 2.5 0.8 1.3 0.0 0.0 4.6
Total 157.9 1.4 1.8 0.0 0.0 161.0
1 Except for financial liabilities at

fair value held for trading

and derivative financial instruments

(see footnote 3), the amounts

presented generally represent undiscounted

cash flows of future interest

and principal
payments.

2 The time-bucket Perpetual / Not applicable

includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the
cash flows that would have to be paid if

these positions had to be settled or closed out.

4 Contractual maturities of financial liabilities at fair value held for trading are:

USD
33.0 bn due within 1 month (31 December
2023: USD 32.3 bn), USD 2.2
bn due between 1 month and

1 year (31 December 2023:

USD
1.8 bn) and USD 0
bn due between 1 and 5

years (31 December 2023: USD
0
bn).

5 Includes USD
166 m (31 December
2023: USD 1,195
m) related to fair values

of derivative loan commitments

and forward starting reverse

repurchase agreements classified as

derivatives, presented within

“Due within 1 month”. The

full contractual
committed amount of USD 66.3
bn (31 December 2023:

USD
100.1
bn) is presented in

Note 11 under

notional amounts.

6 Future interest payments

on variable-rate liabilities

are determined by reference

to the
applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the relevant reporting date.

7 Excludes derivative loan
commitments and forward starting reverse repurchase agreements measured at fair value (see footnote 5).